UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

Item 1 –	Report to Stockholders

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2009 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2009, Master Enhanced S&P 500 Series of Quantitative Master Series LLC (the “Series”), returned 3.18%, exceeding the benchmark Standard & Poor’s (S&P) 500 Index, which returned 3.16%. Positive performance resulted from our stock-substitution strategies, while stock-selection strategies detracted from performance.

Describe the market environment.

•

The first six months of 2009 were marked by a notable shift in investor sentiment. Early in the year, investors wondered if the US was in the midst of a depression, if the financial system as a whole was about to collapse and if the entire US banking system would have to be nationalized. By June 30, most observers were wondering what the economic recovery will look like, how fast and widespread it might be and where attractive opportunities could lie.

•

To recap, the six months saw stocks sink deeply in January and February as economic data continued to worsen and investors grew uncertain as to policymakers’ next steps in combating the credit crisis. Sentiment improved noticeably in March on the back of new program announcements by the US Treasury Department and Federal Reserve (the “Fed”), as well as better-than-expected economic data, particularly in retail sales, consumer confidence and select areas of the housing market. Coincident with signs of improving economic conditions, we also saw a significant rise in oil prices. Prices nearly doubled over the course of May and into early June, as oil approached the $70-per-barrel mark.

•

After a dismal first quarter, stocks came back strongly in the second three months, posting positive quarterly results for the first time in well over a year. From their low point on March 6, most markets around the world were up roughly 40% or more by the close of the period. In the United States, the Dow Jones Industrial Average ended the quarter at 8,447, representing a gain of 11.95%. On a year-to-date basis, however, the Dow was still down 2.01%. The S&P 500 Index managed to record a 15.93% gain for the second quarter, which pushed it into positive territory as of year-to-date, up 3.16%. The NASDAQ Composite performed even better, climbing 20.33% to end the quarter at 1,835, representing a 16.98% return year-to-date through June 30.

•

For its part, the Fed maintained the target range for the federal funds rate at 0% to 0.25% throughout the period, and reiterated its expectation that the key short-term rate will remain at exceptionally low levels for an extended period. The Fed’s statement following its most recent policy meeting in late June contained few changes, but did include a slightly more optimistic economic outlook, less angst about deflation risk and no change in current balance sheet policies. However, the central bank commented that it “is monitoring the size and composition of its balance sheet and will make adjustments to its credit and liquidity programs as warranted.”

•

In this environment, four of the 10 sectors within the S&P 500 Index recorded positive returns for the six months. Cyclical stocks led the way, with information technology 24.86%, materials 13.89% and consumer discretionary 8.58% emerging as the best performers. Health care also posted a slight gain of 0.17%. Of the remaining sectors, industrials (5.93)%, telecommunication services (3.96)% and financials (3.41)% were the most notable laggards.

Describe recent portfolio activity.

•

Throughout the six-month period, as changes were made to the composition of the S&P 500 Index (the “Index”), we purchased and sold securities to maintain the portfolio’s objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those of the Index.

•	As volatility and investor risk aversion in the equity markets remain high, we are maintaining diversified and balanced signal exposure in the portfolio.

Describe portfolio positioning at period end.

•	In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

•	The Series maintained moderate levels of cash during the period, which did not impact performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Enhanced S&P 500 Series

Portfolio Information as of June 30, 2009 (Unaudited)

Sector Allocation	Percent of Long-Term Investments

Information Technology	17%
Health Care	14
Financials	14
Energy	13
Consumer Staples	12
Industrials	10
Consumer Discretionary	9
Telecommunication Services	4
Utilities	3
Materials	3
Exchange-Traded Funds	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Instruments

The Series may invest in various derivative instruments, including financial futures contracts and other instruments specified in the Note to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative insturment depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 3.0%	Boeing Co.	14,700	$624,750
	General Dynamics Corp.	61,700	3,417,563
	Goodrich Corp.	40,000	1,998,800
	Honeywell International, Inc.	43,400	1,362,760
	ITT Corp.	52,500	2,336,250
	L-3 Communications Holdings, Inc.	3,500	242,830
	Northrop Grumman Corp.	57,600	2,631,168
	Precision Castparts Corp.	6,100	445,483
	Raytheon Co.	66,800	2,967,924
	Rockwell Collins, Inc.	1,200	50,076
	United Technologies Corp.	58,740	3,052,130

			19,129,734

Air Freight & Logistics - 1.1%	C.H. Robinson Worldwide, Inc.	5,800	302,470
	Expeditors International Washington, Inc.	54,700	1,823,698
	FedEx Corp.	17,000	945,540
	United Parcel Service, Inc. Class B	74,400	3,719,256

			6,790,964

Auto Components - 0.2%	Johnson Controls, Inc.	58,100	1,261,932

Automobiles - 0.2%	Ford Motor Co. (a)	166,011	1,007,687
	Harley-Davidson, Inc.	5,700	92,397

			1,100,084

Beverages - 2.5%	The Coca-Cola Co.	158,200	7,592,018
	Coca-Cola Enterprises, Inc.	8,200	136,530
	Dr. Pepper Snapple Group, Inc. (a)	4,600	97,474
	Molson Coors Brewing Co. Class B	48,924	2,070,953
	Pepsi Bottling Group, Inc.	9,600	324,864
	PepsiCo, Inc.	108,010	5,936,230

			16,158,069

Biotechnology - 1.4%	Amgen, Inc. (b)	77,260	4,090,144
	Biogen Idec, Inc. (a)	26,110	1,178,866
	Celgene Corp. (a)	34,304	1,641,103
	Cougar Biotechnology, Inc. (a)	9,099	390,893
	Gilead Sciences, Inc. (a)	37,700	1,765,868

			9,066,874

Building Products - 0.2%	Masco Corp.	121,800	1,166,844

Capital Markets - 3.1%	Ameriprise Financial, Inc.	6,100	148,047
	The Bank of New York Mellon Corp.	97,634	2,861,652
	The Charles Schwab Corp.	70,100	1,229,554
	E*Trade Financial Corp. (a)	139,200	178,176
	Federated Investors, Inc. Class B	6,700	161,403
	Franklin Resources, Inc.	11,350	817,313
	The Goldman Sachs Group, Inc.	38,420	5,664,645
	Invesco Ltd. (c)	101,800	1,814,076
	Janus Capital Group, Inc.	50,800	579,120
	Morgan Stanley	136,100	3,880,211

See Notes to Financial Statements.	4

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Northern Trust Corp.	11,100	$595,848
	State Street Corp.	25,928	1,223,802
	T. Rowe Price Group, Inc.	26,700	1,112,589

			20,266,436

Chemicals - 1.7%	Air Products & Chemicals, Inc.	9,500	613,605
	CF Industries Holdings, Inc.	7,000	518,980
	The Dow Chemical Co.	147,500	2,380,650
	E.I. du Pont de Nemours & Co.	80,000	2,049,600
	Potash Corp. of Saskatchewan, Inc.	100	9,305
	Praxair, Inc.	45,200	3,212,364
	Sigma-Aldrich Corp.	45,800	2,269,848

			11,054,352

Commercial Banks - 2.3%	BB&T Corp.	26,425	580,821
	Banco Santander Central Hispano SA (c)	30	363
	Fifth Third Bancorp	43,100	306,010
	First Horizon National Corp.	99,753	1,197,034
	KeyCorp	71,100	372,564
	M&T Bank Corp.	2,348	119,584
	The PNC Financial Services Group, Inc. (d)	15,798	613,120
	Regions Financial Corp.	51,800	209,272
	Royal Bank of Canada	5	204
	SunTrust Banks, Inc.	41,700	685,965
	U.S. Bancorp	143,854	2,577,864
	Wells Fargo & Co.	344,012	8,345,731

			15,008,532

Commercial Services & Supplies - 1.2%	Avery Dennison Corp.	51,300	1,317,384
	Cintas Corp.	61,000	1,393,240
	Pitney Bowes, Inc.	78,300	1,717,119
	Republic Services, Inc. Class A	45	1,098
	Stericycle, Inc. (a)	6,400	329,792
	Waste Management, Inc.	96,800	2,725,888

			7,484,521

Communications Equipment - 1.9%	Ciena Corp. (a)	14	145
	Cisco Systems, Inc. (a)	457,700	8,531,528
	CommScope, Inc. (a)	1	26
	Harris Corp.	46,972	1,332,126
	JDS Uniphase Corp. (a)	62,300	356,356
	Juniper Networks, Inc. (a)	28,300	667,880
	QUALCOMM, Inc.	25,500	1,152,600
	Tellabs, Inc. (a)	83,108	476,209

			12,516,870

Computers & Peripherals - 5.9%	Apple, Inc. (a)	75,500	10,753,465
	Dell, Inc. (a)	233,900	3,211,447
	EMC Corp. (a)	254,400	3,332,640
	Hewlett-Packard Co.	167,747	6,483,422

See Notes to Financial Statements.	5

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	International Business Machines Corp.	116,447	$12,159,396
	Lexmark International, Inc. Class A (a)	29,100	461,235
	NetApp, Inc. (a)	9,700	191,284
	QLogic Corp. (a)	9,100	115,388
	Sun Microsystems, Inc. (a)	135,740	1,251,523
	Teradata Corp. (a)	6	141
	Western Digital Corp. (a)	18,000	477,000

			38,436,941

Construction & Engineering - 0.4%	Fluor Corp.	37,000	1,897,730
	Jacobs Engineering Group, Inc. (a)	14,600	614,514
	Quanta Services, Inc. (a)	15,800	365,454

			2,877,698

Consumer Finance - 0.6%	American Express Co.	76,900	1,787,156
	Capital One Financial Corp.	41,844	915,547
	Discover Financial Services, Inc.	141,300	1,451,151

			4,153,854

Containers & Packaging - 0.5%	Ball Corp.	42,100	1,901,236
	Pactiv Corp. (a)	58,500	1,269,450

			3,170,686

Distributors - 0.1%	Genuine Parts Co.	12,000	402,720

Diversified Consumer Services - 0.1%	Apollo Group, Inc. Class A (a)	2,800	199,136
	H&R Block, Inc.	25,400	437,642

			636,778

Diversified Financial Services - 3.4%	Bank of America Corp. (b)	608,414	8,031,065
	CME Group, Inc.	5,959	1,853,904
	Citigroup, Inc.	409,213	1,215,363
	IntercontinentalExchange, Inc. (a)	2,600	297,024
	JPMorgan Chase & Co.	292,363	9,972,502
	Leucadia National Corp.	2,000	42,180
	Moody’s Corp.	5,200	137,020
	NYSE Euronext	26,500	722,125

			22,271,183

Diversified Telecommunication Services - 3.4%	AT&T Inc. (b)	456,505	11,339,584
	Embarq Corp.	22,069	928,222
	Qwest Communications International Inc.	382,700	1,588,205
	Verizon Communications, Inc.	225,340	6,924,698
	Windstream Corp.	140,800	1,177,088

			21,957,797

Electric Utilities - 1.5%	American Electric Power Co., Inc.	19,400	560,466
	Duke Energy Corp.	115,330	1,682,665
	Edison International	10,000	314,600
	Entergy Corp.	7,900	612,408
	Exelon Corp.	40,124	2,054,750
	FirstEnergy Corp.	63,200	2,449,000
	PPL Corp.	14,300	471,328

See Notes to Financial Statements.	6

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Southern Co.	44,400	$1,383,504

			9,528,721

Electrical Equipment - 0.5%	Cooper Industries Ltd. Class A	46,300	1,437,615
	Emerson Electric Co.	63,070	2,043,468
	Rockwell Automation, Inc.	1,600	51,392

			3,532,475

Electronic Equipment, Instruments & Components - 0.4%	Agilent Technologies, Inc. (a)	28,870	586,350
	Jabil Circuit, Inc.	140,200	1,040,284
	Tyco Electronics Ltd.	34,240	636,522

			2,263,156

Energy Equipment & Services - 1.8%	BJ Services Co.	900	12,267
	Baker Hughes, Inc.	14,600	532,024
	Cameron International Corp. (a)	16,200	458,460
	Diamond Offshore Drilling, Inc.	19,360	1,607,848
	ENSCO International, Inc.	200	6,974
	FMC Technologies, Inc. (a)	8,800	330,704
	Halliburton Co.	53,500	1,107,450
	Nabors Industries Ltd. (a)	4,903	76,389
	National Oilwell Varco, Inc. (a)	65,100	2,126,166
	Noble Corp.	30,230	914,457
	Precision Drilling Trust	36	176
	Schlumberger Ltd.	81,600	4,415,376
	Smith International, Inc.	6,100	157,075

			11,745,366

Food & Staples Retailing - 3.2%	CVS Caremark Corp.	121,065	3,858,342
	Costco Wholesale Corp.	66,000	3,016,200
	The Kroger Co.	48,700	1,073,835
	SUPERVALU, Inc.	30,413	393,848
	SYSCO Corp.	114,900	2,582,952
	Safeway, Inc.	14,600	297,402
	Wal-Mart Stores, Inc.	200,795	9,726,510

			20,949,089

Food Products - 1.5%	Archer-Daniels-Midland Co.	97,300	2,604,721
	Campbell Soup Co.	38	1,118
	Dean Foods Co. (a)	63,100	1,210,889
	H.J. Heinz Co.	11,400	406,980
	The Hershey Co.	57,100	2,055,600
	Kellogg Co.	8,400	391,188
	Kraft Foods, Inc.	111,348	2,821,558
	Sara Lee Corp.	9,400	91,744

			9,583,798

Gas Utilities - 0.0%	Nicor, Inc.	3,300	114,246

Health Care Equipment & Supplies - 1.6%	Baxter International, Inc.	79,500	4,210,320
	Becton Dickinson & Co.	11,600	827,196
	C.R. Bard, Inc.	25,840	1,923,788

See Notes to Financial Statements.	7

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Covidien Plc	17,820	$667,181
	Hospira, Inc. (a)	3,300	127,116
	St. Jude Medical, Inc. (a)	35,500	1,459,050
	Stryker Corp.	26,800	1,065,032
	Varian Medical Systems, Inc. (a)	1,000	35,140

			10,314,823

Health Care Providers & Services - 2.4%	Aetna, Inc.	78,100	1,956,405
	AmerisourceBergen Corp.	22,800	404,472
	Cardinal Health, Inc.	26,955	823,475
	Cigna Corp.	8,100	195,129
	DaVita, Inc. (a)	200	9,892
	Express Scripts, Inc. (a)	17,100	1,175,625
	Humana, Inc. (a)	47,600	1,535,576
	Laboratory Corp. of America Holdings (a)	1,800	122,022
	McKesson Corp.	20,500	902,000
	Medco Health Solutions, Inc. (a)	71,232	3,248,892
	UnitedHealth Group, Inc.	79,113	1,976,243
	WellPoint, Inc. (a)	68,357	3,478,688

			15,828,419

Hotels, Restaurants & Leisure - 1.2%	Carnival Corp.	21,927	565,059
	Darden Restaurants, Inc.	3,100	102,238
	International Game Technology	20,900	332,310
	Marriott International, Inc. Class A	35,631	786,376
	McDonald’s Corp.	83,182	4,782,133
	Starbucks Corp. (a)	34,000	472,260
	Starwood Hotels & Resorts Worldwide, Inc.	600	13,320
	Wyndham Worldwide Corp.	20	242
	Yum! Brands, Inc.	22,800	760,152

			7,814,090

Household Durables - 0.4%	D.R. Horton, Inc.	94,300	882,648
	Fortune Brands, Inc.	2,900	100,746
	Leggett & Platt, Inc.	95,700	1,457,511
	Snap-On, Inc.	4,300	123,582

			2,564,487

Household Products - 1.9%	Kimberly-Clark Corp.	25,100	1,315,993
	The Procter & Gamble Co.	219,055	11,193,710

			12,509,703

IT Services - 0.7%	Affiliated Computer Services, Inc. Class A (a)	7,300	324,266
	Computer Sciences Corp. (a)	11,300	500,590
	Fidelity National Information Services, Inc.	48,996	977,960
	Fiserv, Inc. (a)	50,300	2,298,710
	Metavante Technologies, Inc. (a)	18,744	484,720

			4,586,246

Independent Power Producers & Energy Traders - 0.1%	The AES Corp. (a)	7,200	83,592
	Constellation Energy Group, Inc.	24,800	659,184

			742,776

See Notes to Financial Statements.	8

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Industrial Conglomerates - 1.5%	3M Co.	41,640	$2,502,564
	General Electric Co.	523,000	6,129,560
	Tyco International Ltd.	35,870	931,903

			9,564,027

Insurance - 2.7%	AON Corp.	11,500	435,505
	Aflac, Inc.	68,400	2,126,556
	The Allstate Corp.	40,000	976,000
	American International Group, Inc.	200,975	233,131
	Assurant, Inc.	8,800	211,992
	Chubb Corp.	16,300	650,044
	Genworth Financial, Inc. Class A	129,900	908,001
	Hartford Financial Services Group, Inc.	49,300	585,191
	Lincoln National Corp.	6,700	115,307
	Loews Corp.	11,586	317,456
	Marsh & McLennan Cos., Inc.	38,500	775,005
	MetLife, Inc.	97,100	2,913,971
	Principal Financial Group, Inc.	33,800	636,792
	The Progressive Corp.	50,600	764,566
	Prudential Financial, Inc.	65,500	2,437,910
	Torchmark Corp.	45,800	1,696,432
	The Travelers Cos., Inc.	43,629	1,790,534
	UnumProvident Corp.	6,500	103,090

			17,677,483

Internet & Catalog Retail - 0.5%	Amazon.com, Inc. (a)	35,400	2,961,564
	Expedia, Inc. (a)	37,000	559,070

			3,520,634

Internet Software & Services - 1.1%	Akamai Technologies, Inc. (a)	500	9,590
	eBay, Inc. (a)	5	86
	Google, Inc. Class A (a)	11,651	4,911,945
	Yahoo! Inc. (a)	120,432	1,885,965

			6,807,586

Leisure Equipment & Products - 0.1%	Hasbro, Inc.	9,300	225,432
	Mattel, Inc.	6,900	110,745

			336,177

Life Sciences Tools & Services - 0.4%	Thermo Fisher Scientific, Inc. (a)	41,135	1,677,074
	Waters Corp. (a)	15,100	777,197

			2,454,271

Machinery - 0.6%	Cummins, Inc.	7,400	260,554
	Danaher Corp.	22,700	1,401,498
	Dover Corp.	8,440	279,280
	Flowserve Corp.	100	6,981
	Illinois Tool Works, Inc.	35,410	1,322,209
	Ingersoll-Rand Co. Class A (a)	31,110	650,199
	PACCAR, Inc.	25	813

			3,921,534

See Notes to Financial Statements.	9

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Media - 2.9%	CBS Corp. Class B	89,248	$617,596
	Comcast Corp. Class A	189,875	2,751,289
	The DIRECTV Group, Inc. (a)	41,601	1,027,961
	Interpublic Group of Cos., Inc. (a)	35,600	179,780
	Liberty Media Corp. - Entertainment Class A (a)	1,399	37,423
	The McGraw-Hill Cos., Inc.	12,700	382,397
	News Corp. Class A	162,100	1,476,731
	Omnicom Group Inc.	10,700	337,906
	Scripps Networks Interactive	49,500	1,377,585
	Time Warner Cable, Inc.	26,204	829,881
	Time Warner, Inc.	144,908	3,650,233
	Viacom, Inc. Class B (a)	101,800	2,310,860
	Walt Disney Co.	158,507	3,697,968
	The Washington Post Co. Class B	449	158,129

			18,835,739

Metals & Mining - 0.7%	Freeport-McMoRan Copper & Gold, Inc. Class B	30,808	1,543,789
	Nucor Corp.	29,900	1,328,457
	United States Steel Corp.	41,700	1,490,358

			4,362,604

Multi-Utilities - 1.7%	Ameren Corp.	15,800	393,262
	DTE Energy Co.	53,850	1,723,200
	Dominion Resources, Inc.	29,800	995,916
	Integrys Energy Group, Inc.	5,700	170,943
	NiSource, Inc.	20,515	239,205
	PG&E Corp.	27,300	1,049,412
	Public Service Enterprise Group, Inc.	95,400	3,112,902
	Sempra Energy	49,700	2,466,611
	TECO Energy, Inc.	15,900	189,687
	Xcel Energy, Inc.	54,100	995,981

			11,337,119

Multiline Retail - 0.8%	Family Dollar Stores, Inc.	10,500	297,150
	J.C. Penney Co., Inc.	7,000	200,970
	Kohl’s Corp. (a)	44,800	1,915,200
	Macy’s, Inc.	45,300	532,728
	Nordstrom, Inc.	1,300	25,857
	Target Corp.	47,500	1,874,825

			4,846,730

Office Electronics - 0.0%	Xerox Corp.	21,200	137,376

Oil, Gas & Consumable Fuels - 10.4%	Anadarko Petroleum Corp.	65,700	2,982,123
	Apache Corp.	19,200	1,385,280
	Chevron Corp.	174,052	11,530,945
	ConocoPhillips	149,480	6,287,129
	Consol Energy, Inc.	5,700	193,572
	Devon Energy Corp.	39,200	2,136,400
	EOG Resources, Inc.	13,500	916,920
	El Paso Corp.	15,100	139,373

See Notes to Financial Statements.	10

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Exxon Mobil Corp.	388,540	$27,162,831
	Hess Corp.	15,375	826,406
	Marathon Oil Corp.	52,900	1,593,877
	Murphy Oil Corp.	14,300	776,776
	Noble Energy, Inc.	15,700	925,829
	Occidental Petroleum Corp.	89,454	5,886,968
	Peabody Energy Corp.	55,200	1,664,832
	Spectra Energy Corp.	12	203
	Sunoco, Inc.	32,300	749,360
	Tesoro Corp.	71,400	908,922
	Valero Energy Corp.	82,823	1,398,880
	Williams Cos., Inc.	20,400	318,444

			67,785,070

Paper & Forest Products - 0.2%	MeadWestvaco Corp.	89,200	1,463,772

Pharmaceuticals - 7.5%	Abbott Laboratories	106,100	4,990,944
	Allergan, Inc.	17,112	814,189
	Bristol-Myers Squibb Co.	222,000	4,508,820
	Eli Lilly & Co.	102,300	3,543,672
	Forest Laboratories, Inc. (a)	8,600	215,946
	Johnson & Johnson	208,929	11,867,167
	Merck & Co., Inc.	133,802	3,741,104
	Mylan, Inc. (a)	89,800	1,171,890
	Pfizer, Inc.	483,891	7,258,365
	Schering-Plough Corp.	168,049	4,221,391
	Watson Pharmaceuticals, Inc. (a)	7,800	262,782
	Wyeth	129,941	5,898,022

			48,494,292

Professional Services - 0.5%	Dun & Bradstreet Corp.	24,000	1,949,040
	Robert Half International, Inc.	62,400	1,473,888

			3,422,928

Real Estate Investment Trusts (REITs) - 0.6%	Apartment Investment & Management Co. Class A	45	398
	AvalonBay Communities, Inc.	222	12,419
	Boston Properties, Inc.	3,100	147,870
	Equity Residential	28,800	640,224
	HCP, Inc.	5,500	116,545
	Host Marriott Corp.	75,200	630,928
	Kimco Realty Corp.	2,801	28,150
	Plum Creek Timber Co., Inc.	1,300	38,714
	ProLogis	31,300	252,278
	Public Storage	13,104	858,050
	Simon Property Group, Inc.	18,967	975,458
	Ventas, Inc.	2,500	74,650
	Vornado Realty Trust	5,718	257,474

			4,033,158

See Notes to Financial Statements.	11

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Road & Rail - 0.3%	CSX Corp.	8,000	$277,040
	Union Pacific Corp.	37,600	1,957,456

			2,234,496

Semiconductors & Semiconductor Equipment - 2.5%	Analog Devices, Inc.	2,700	66,906
	Applied Materials, Inc.	64,800	710,856
	Broadcom Corp. Class A (a)	76,200	1,888,998
	Intel Corp.	441,500	7,306,825
	Texas Instruments, Inc.	185,800	3,957,540
	Xilinx, Inc.	100,500	2,056,230

			15,987,355

Software - 3.3%	Adobe Systems, Inc. (a)	49,500	1,400,850
	Autodesk, Inc. (a)	29,100	552,318
	BMC Software, Inc. (a)	52,100	1,760,459
	Citrix Systems, Inc. (a)	2,000	63,780
	Compuware Corp. (a)	20,700	142,002
	Intuit, Inc. (a)	8,300	233,728
	McAfee, Inc. (a)	3,200	135,008
	Microsoft Corp.	378,060	8,986,486
	Oracle Corp.	306,200	6,558,804
	Symantec Corp. (a)	61,400	955,384
	Wind River Systems, Inc. (a)	53,056	608,022

			21,396,841

Specialty Retail - 1.8%	AutoNation, Inc. (a)	8,100	140,535
	AutoZone, Inc. (a)	700	105,777
	Bed Bath & Beyond, Inc. (a)	9,500	292,125
	Best Buy Co., Inc.	32,800	1,098,472
	GameStop Corp. Class A (a)	4,600	101,246
	The Gap, Inc.	15,800	259,120
	Home Depot, Inc.	187,400	4,428,262
	Limited Brands, Inc.	110,100	1,317,897
	Lowe’s Cos., Inc.	93,500	1,814,835
	O’Reilly Automotive, Inc. (a)	1,800	68,544
	Office Depot, Inc. (a)	118,600	540,816
	The Sherwin-Williams Co.	1,300	69,875
	Staples, Inc.	35,200	709,984
	TJX Cos., Inc.	31,100	978,406

			11,925,894

Textiles, Apparel & Luxury Goods - 0.2%	Coach, Inc.	13,300	357,504
	Nike, Inc. Class B	21,600	1,118,448
	VF Corp.	1,200	66,420

			1,542,372

Thrifts & Mortgage Finance - 0.1%	Hudson City Bancorp, Inc.	39,000	518,310
	People’s United Financial, Inc.	26,000	391,040

			909,350

Tobacco - 1.9%	Altria Group, Inc.	214,033	3,508,001
	Lorillard, Inc.	38,400	2,602,368

See Notes to Financial Statements.	12

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Philip Morris International, Inc.	141,133	$6,156,221

			12,266,590

Wireless Telecommunication Services - 0.3%	American Tower Corp. Class A (a)	26,300	829,239
	Centennial Communications Corp. (a)	72,364	604,963
	MetroPCS Communications, Inc. (a)	20,500	272,855

			1,707,057

	Total Common Stocks - 93.0%		603,960,719

	Exchange-Traded Funds

	SPDR Trust Series 1	70,922	6,519,150

	Total Exchange-Traded Funds - 1.0%		6,519,150

	Total Long-Term Investments (Cost - $571,852,534) - 94.0%		610,479,869

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash 0.49% (d)(e)	40,477,355	40,477,355

	Total Short-Term Securities (Cost - $40,477,355) - 6.2%		40,477,355

	Total Investments (Cost - $612,329,889*) - 100.2%		650,957,224
	Liabilities in Excess of Other Assets - (0.2)%		(1,417,085)

	Net Assets - 100.0%		$649,540,139

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009 as computed for federal income tax purposes, were as follows:

Aggregate cost	$649,325,871

Gross unrealized appreciation	$49,098,133
Gross unrealized depreciation	(47,466,780)

Net unrealized appreciation	$1,631,353

(a)	Non-income producing security.

(b)	All or a portion of security, pledged as collateral in connection with open financial futures contracts.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

BlackRock Liquidity Funds, TempCash	$40,477,355	[1]	—		—	$66,585
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$(17,999,615)[2]		—	$35,828
BlackRock Liquidity Series, LLC Money Market Series	—		$(960,000	) [2]	—	$3,739
The PNC Financial Services Group, Inc.	169,899		$(87,211)		$(37,035)	$12,918

[1]	Represents net purchase cost.

[2]	Represents net sale cost.

(e)	Represents the current yield as of report date.

See Notes to Financial Statements.	13

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

185	S&P 500 Index	September 2009	$43,319,414	$(977,539)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$610,479,869
Short-Term Securities	40,477,355
Level 2	—
Level 3	—

Total	$650,957,224

[1] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.	14

Master Enhanced S&P 500 Series

Schedule of Investments June 30, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments[2]

Liabilities

Level 1	—
Level 2	$(977,539)
Level 3	—

$(977,539)

[2] Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.	15

Master Enhanced S&P 500 Series

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Assets:	Investments at value - unaffiliated (cost - $571,012,727)	$609,866,749
	Investments at value - affiliated (cost - $41,317,162)	41,090,475
	Cash	626,613
	Foreign currency at value (cost - $3,380)	3,595
	Investments sold receivable	31,892,206
	Dividends receivable	898,138
	Securities lending income receivable - affiliated	203
	Prepaid expenses	13,640

	Total assets	684,391,619

Liabilities:	Investments purchased payable	33,757,124
	Withdrawals payable to investors	779,848
	Margin variation payable	278,056
	Investment advisory fees payable	2,950
	Other affiliates payable	2,571
	Officer’s and Directors’ fees payable	60
	Other accrued expenses payable	30,871

	Total liabilities	34,851,480

Net Assets:	Net Assets	$649,540,139

Net Assets Consist of:	Investors’ capital	$611,890,128
	Net unrealized appreciation/depreciation	37,650,011

	Net Assets	$649,540,139

	See Notes to Financial Statements.

Master Enhanced S&P 500 Series

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (Unaudited)

Investment Income:	Dividends	$7,651,494
	Foreign tax withheld	(7)
	Income - affiliated	115,331
	Securities lending - affiliated	3,739

	Total income	7,770,557

Expenses:	Accounting services	69,578
	Custodian	47,297
	Professional	38,153
	Investment advisory	28,494
	Officer and Directors	10,527
	Printing	2,901
	Miscellaneous	7,126

	Total expenses	204,076
	Less fees waived by advisor	(7,264)

	Total expenses after fees waived	196,812

	Net investment income	7,573,745

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments - unaffiliated	(60,632,993)
	Investments - affiliated	(37,035)
	Financial futures contracts	3,976,088

		(56,693,940)

	Net change in unrealized appreciation/depreciation on:
	Investments	87,122,709
	Financial futures contracts	(1,559,906)
	Foreign currency	32

		85,562,835

	Total realized and unrealized gain	28,868,895

	Net Increase in Net Assets Resulting from Operations	$36,442,640

	See Notes to Financial Statements.

Master Enhanced S&P 500 Series

STATEMENTS OF CHANGES IN NET ASSETS

	Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:	Net investment income	$7,573,745	$12,829,914
	Net realized loss	(56,693,940)	(130,100,121)
	Net change in unrealized appreciation/depreciation	85,562,835	(128,385,161)

	Net increase (decrease) in net assets resulting from operations	36,442,640	(245,655,368)

Capital Transactions:	Proceeds from contributions	221,518,751	60,843,918
	Fair value of withdrawals	(50,525,423)	(8,306,042)

	Net increase in net assets derived from capital transactions	170,993,328	52,537,876

Net Assets:	Total increase (decrease) in net assets	207,435,968	(193,117,492)
	Beginning of period	442,104,171	635,221,663

	End of period	$649,540,139	$442,104,171

	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	Master Enhanced S&P 500 Series

		Six Months Ended June 30, 2009 (Unaudited)

				Year Ended December 31,

				2008	2007	2006	2005	2004

Total Investment Return:	Total investment return	3.18	%1	(36.39)%	5.67%	15.64%	5.66%	11.51%

Ratios to Average Net Assets:	Total expenses	0.07	%2	0.08%	0.06%	0.06%	0.06%	0.06%

	Total expenses after fees waived	0.07	%2	0.08%	0.06%	0.06%	0.06%	0.06%

	Net investment income	2.66	%2	2.30%	1.89%	2.13%	1.79%	1.99%

Supplemental Data:	Net assets, end of period (000)	$649,540		$442,104	$635,222	$591,181	$512,701	$346,274

	Portfolio turnover	71%		206%	196%	179%	177%	120%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies:

Master Enhanced S&P 500 Series (the “Series”), a non-diversified management investment company, is part of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Master LLC’s Board of Directors (the “Board”) to issue non-transferable interests in the Series subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at their net asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price. Short term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Series values its investments in Cash Sweep Series and Money Market Series, each of the BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”).When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be value at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gains for financial reporting purposes whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Series may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. The Series may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: The Series is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under applicable tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files US federal and various state and local returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for the four years ended December 31, 2008. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets — an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Series may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Series and its counterparty. The ISDA allows the Series to offset with its counterparty the Series derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.

The Series is subject to equity risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Derivatives Not Accounted for as Hedging Instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of June 30, 2009*

	Liability Derivatives

	Balance Sheet Location	Value

Equity contracts**	Net unrealized appreciation/depreciation	$977,539

*	For open derivatives as of June 30, 2009, see the Schedule of Investments which is also indicative of activity for the six months ended June 30, 2009.

**

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2009

Net Realized Gain From Derivatives Recognized in Income

Financial Futures Contracts

Equity contracts	$3,976,088

Net Change in Unrealized Depreciation on Derivatives Recognized in Income

Financial Futures Contracts

Equity contracts	$(1,559,906)

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes but BAC is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services.

The Manager is responsible for the management of the Series’ investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager directly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the six months ended June 30, 2009, the Series reimbursed the Manager $4,826 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the revenue derived from the securities lending activities. The Portfolio has retained BIM as the securities lending agent for a fee based on a share of the revenue from investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six-months ended June 30, 2009, BIM received $385 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Series reimburses the Manager for compensation paid to the Master LLC’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $537,321,615 and $374,146,154, respectively.

5. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the six months ended June 30, 2009.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor	Legal Counsel

BlackRock Advisors, LLC	Sidley Austin LLP
Wilmington, DE 19809	New York, NY 10019

Custodian	Independent Registered Public
Accounting Firm
JPMorgan Chase Bank
Brooklyn, NY 11245	Deloitte & Touche LLP
Princeton, NJ 08540
Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Quantitative Master Series LLC (the “Master LLC”) retired. The Master LLC’s Board of Directors wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Master LLC; and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Master LLC.

Additional Information

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: August 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: August 21, 2009